STOCK OPTIONS AND RESTRICTED SHARE UNITS (Tables)	12 Months Ended
Dec. 31, 2012
STOCK OPTIONS AND RESTRICTED SHARE UNITS [Abstract]
Summary of Stock Option Activity

	Number of options outstanding	Weighted average exercise price

Balance at December 31, 2011	18,006,007	$1.73
Granted (weighted average fair value of $2.66 per share)	1,304,911	$4.74
Exercised	(2,139,576)	$0.88
Forfeited	(109,740)	$0.77
Balance at December 31, 2012	17,061,602	$2.07

Summary of Options Outstanding Activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value

Options outstanding	17,061,602	$2.07	5.16 years	$64,832,981
Options vested and expected to vest	12,960,862	$2.15	5.22 years	$48,292,355
Options exercisable	12,929,131	$1.55	5.44 years	$55,848,321

Schedule of Options Granted
Grant date	Number of Options issued	Exercise Price
March 19, 2010	895,000	$2.03
May 14, 2010	1,701,663	$2.76
	2,596,663

Grant date	Number of Options issued	Exercise Price
June 6, 2011	2,400,000	$5.55

Grant date	Number of Options issued	Exercise Price
March 14, 2012	704,911	$5.02
April 20, 2012	600,000	$4.40
	1,304,911

Schedule of Assumptions Used to Estimate Fair Value of Stock Options Award Using Black-Scholes Valuation Model
	Year ended December 31
	2010	2011	2012

Risk-free rate of return	2.67%	1.95%	1.41%
Expected life	6.08 years	5.77 years	6.21 years
Expected volatility rate	77-79%	72%	71%
Dividend yield	Nil	Nil	1.74%

Schedule of Restricted Share Units Granted
Grant date	Number of RSUs issued	Fair value on grant date
March 19, 2010	2,539,750	$2.03
August 5, 2010	895,240	$3.17
	3,434,990

Grant date	Number of RSUs issued	Fair value on grant date
January 4, 2011	3,004,983	$6.08
June 28, 2011	4,360,800	$4.16
November 22, 2011	2,100,000	$8.00
	9,465,783

Grant date	Number of RSUs issued	Fair value on grant date
March 14, 2012	704,911	$5.02
May 2, 2012	1,408,443	$4.58
June 21, 2012	700,680	$5.81
November 3, 2012	804,570	$7.16
	3,618,604

Schedule of Restricted Stock Units Award Activity under 2007 Plan

	Number of RSUs outstanding	Weighted-average grant-date fair value

Unvested balance at December 31, 2011	13,113,228	$4.47
Granted	3,618,604	$5.47
Vested	(4,837,002)	$4.29
Forfeited	(316,089)	$5.76
Unvested balance at December 31, 2012	11,578,741	$4.82

Stock Reserved for Future Issuance
Stock options outstanding	17,061,602
RSUs outstanding	11,578,741
Ordinary shares available for grant	27,125
28,667,468